Warrants and Derivatives	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of Warrants and Derivatives [Abstract]
Warrants and Derivatives
Note 6 Warrants and Derivatives
The Company’s warrants and derivatives consist of freestanding financial instruments issued in connection with the Company’s debt and equity financing transactions. The Company does not have any derivatives designated as hedging instruments.
For each freestanding financial instrument, the Company evaluates whether it represents a liability-classified financial instrument within the scope of ASC 480, or either a liability-classified or equity-classified financial instrument within the scope of ASC 815,
Derivatives and Hedging
(“ASC 815”).
Warrants and derivatives classified as liabilities are recognized at fair value in the condensed consolidated balance sheets and are remeasured at fair value as of each reporting period with changes in fair value recorded in the condensed consolidated statements of operations and comprehensive loss. Warrants and derivatives classified as equity are recognized at fair value in additional paid-in
capital in the condensed consolidated balance sheets and are not subsequently remeasured.
Liability-classified Warrants and Derivatives
The fair values of liability-classified warrants recorded in warrant liabilities on the condensed consolidated balance sheets as of the presented dates were as follows:

(in thousands, except share and per share amounts)	Number of Issuable Shares as of March 31, 2022	Issuance	Maturity	Exercise Price	March 31, 2022	December 31, 2021
Inducement Warrants	—	March 2021	March 2041	$0.01	$—	$5,631
Public Warrants	11,499,960	March 2021	March 2027	$11.50	5,750	—
Private Placement Warrants	7,800,000	March 2021	March 2027	$11.50	3,900	—
FP Combination Warrants	8,291,704	March 2022	March 2027	$10.00	25,966	—

Warrant liabilities	27,591,664				$35,616	$5,631

The fair values of liability-classified warrants and derivatives recorded in accrued expenses and other current liabilities on the consolidated balance sheets as of the presented dates were as follows:

(in thousands)	March 31, 2022	December 31, 2021
FP Pre-Combination Warrants	$—	$2,546
Pre-Combination Warrants	—	849
FP Combination Warrants	—	27,682
Combination Warrants	—	7,602
FP Combination Equity	—	24,110
Combination Equity	—	5,729

Current warrant and derivative liabilities	$—	$68,518

The changes in fair value of liability-classified warrants and derivatives during the three months ended March 31, 2022 were as follows:

(in thousands)	Current Warrant and Derivative Liabilities	Warrant Liabilities	Total
Beginning balance	$68,518	$5,631	$74,149
Initial recognition from Tailwind Two Merger	—	13,124	13,124
Change in fair value of warrant and derivative liabilities	13,342	(1,489)	11,853
Reclassification of current warrant and derivative liabilities to warrant liabilities	(25,966)	25,966	—
Reclassification of liability-classified warrants and derivatives to equity-classified	(11,007)	—	(11,007)
Net settlement of liability-classified warrants into common stock	—	(7,616)	(7,616)
Issuance of contingently issuable shares	(44,887)	—	(44,887)

Ending balance	$—	$35,616	$35,616

Inducement Warrants
During the three months ended March 31, 2021, warrants issued by Legacy Terran Orbital in connection with the issuance of the Senior Secured Notes due 2026 (the “Inducement Warrants”) were recognized at a fair value of $4.4 million in the condensed consolidated balance sheets, of which $2.5 million were recognized as discount on debt from the issuance of the Senior Secured Notes due 2026 and $1.9 million were recognized as a component of loss on extinguishment of debt in connection with the extinguishment of convertible notes. The change in fair value of the Inducement Warrants was not material during the three months ended March 31, 2021.
As part of the Tailwind Two Merger, all of the Inducement Warrants were ultimately net settled into approximately 695 thousand shares of Terran Orbital Corporation’s common stock. As a result of the net settlement of the Inducement Warrants, the Company reclassified the fair value of the Inducement Warrants as of the Tailwind Two Merger of $7.6 million to additional paid-in
capital.
Francisco Partners Warrants and Derivatives
As part of the Francisco Partners Facility, the Company issued warrants to Francisco Partners in November 2021 to purchase 1.5% of the fully diluted shares of Legacy Terran Orbital’s common stock (the “FP
Pre-Combination
Warrants”). The FP
Pre-Combination
Warrants terminated unexercised upon consummation of the Tailwind Two Merger pursuant to their contractual provisions.
As additional consideration for the Francisco Partners Facility in November 2021, the Company committed to the issuance of (i) an equity grant package equal to 1.5% of the fully diluted shares of Terran Orbital Corporation’s common stock outstanding as of immediately following the closing of the Tailwind Two Merger, plus an additional one million shares of Terran Orbital Corporation’s common stock (the “FP Combination Equity”), and (ii) warrants to purchase 5.0% of the Terran Orbital Corporation’s common stock on a fully diluted basis as of immediately following the closing of the Tailwind Two Merger at a strike price of $10.00 per share, redeemable at the option of Francisco Partners for $25 million on the third anniversary of the closing of the Tailwind Two Merger, and expiring on March 25, 2027 (the “FP Combination Warrants”).
The FP Combination Equity and the FP Combination Warrants were contingently issuable upon closing of the Tailwind Two Merger. Upon consummation of the Tailwind Two Merger, approximately 3.3 million shares of the Company’s common stock were issued related to the FP Combination Equity, resulting in the reclassification of the fair value of the FP Combination Equity as of the Tailwind Two Merger of $36.4 million to additional paid-in
capital. In addition, approximately 8.3 million warrants were issued related to the FP Combination Warrants, resulting in the reclassification of the FP Combination Warrants to warrant liabilities on the condensed consolidated balance sheets.
Pre-Combination
and Combination Warrants and Derivatives
Upon initial funding of the Francisco Partners Facility and in connection with the amendment to the Senior Secured Notes due 2026 note purchase agreement in November 2021, the Company issued warrants to each of Lockheed Martin and Beach Point to purchase 0.25% of the fully diluted shares of Legacy Terran Orbital’s common stock on the same valuation and terms and conditions as the FP
Pre-Combination
Warrants (the
“Pre-Combination
Warrants”). The
Pre-Combination
Warrants terminated unexercised upon consummation of the Tailwind Two Merger pursuant to their contractual provisions.
In November 2021, the Company committed to issue to each of Lockheed Martin and Beach Point (i) an equity grant package equal to 0.25% of the fully diluted shares of Terran Orbital Corporation’s common stock outstanding as of immediately following the closing of the Tailwind Two Merger (the “Combination Equity”), and (ii) warrants to purchase 0.83333% of Terran Orbital Corporation’s common stock on a fully diluted basis as of immediately following the closing of the Tailwind Two Merger at a strike price of $10.00 per share expiring on March 25, 2027 (the “Combination Warrants”).
The Combination Equity and the Combination Warrants were contingently issuable upon closing of the Tailwind Two Merger. Upon consummation of the Tailwind Two Merger, approximately 774 thousand shares of the Company’s common stock were issued related to the Combination Equity, resulting in the reclassification of the fair value of the Combination Equity as of the Tailwind Two Merger of $8.5 million to additional paid-in
capital. In addition, approximately 2.8 million warrants were issued related to the Combination Warrants, resulting in the reclassification of the fair value of the Combination Warrants as of the Tailwind Two Merger of $11 million to additional paid-in
capital as the Combination Warrants now represent equity-classified financial instruments.
Public Warrants
As part of the Tailwind Two Merger, the Company assumed outstanding warrants giving the holders the right to purchase an aggregate of 11.5 million shares of the Company’s common stock for $11.50 per share (the “Public Warrants”). The Public Warrants became exercisable on April 24, 2022, 30 days after the completion of the Tailwind Two Merger, and will expire five years from the completion of the Tailwind Two Merger.
The Company will not be obligated to deliver any shares of common stock pursuant to the exercise of a Public Warrant and will have no obligation to settle such warrant exercise unless a registration statement with respect to the shares underlying the warrants is then effective and a related prospectus is current, unless a valid exemption from registration is available. No Public Warrant will be exercisable for cash or on a cashless basis and the Company will not be obligated to issue shares upon exercise of a Public Warrant unless the underlying shares have been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants. On April 22, 2022, the Company filed the Form
S-1
with the SEC for, among other transactions, the registration of the shares of common stock issuable by the Company upon exercise of the Public Warrants. The Form
S-1
has not yet been declared effective by the SEC.
Once the Public Warrants become exercisable, the Company may redeem the outstanding warrants when the price per share of the Company’s common stock equals or exceeds $18.00 as follows:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon not less than of 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the closing price of the Company’s shares of common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a
30-trading
day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

In addition, once the Public Warrants become exercisable, the Company may redeem the outstanding warrants when the price per share of the Company’s common stock equals or exceeds $10.00 as follows:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the fair market value of the Company’s shares of common stock;

•
if, and only if, the closing price of the Company’s shares of common stock equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the
30-trading
day period ending three trading days before the Company send the notice of redemption of the warrant holders; and

•
if the closing price of the Company’s shares of common stock for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

If and when the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
If the Company calls the Public Warrants for redemption, as described above, the Company will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of common shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the Public Warrants will not be adjusted for issuances of common shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.
Private Placement Warrants
As part of the Tailwind Two Merger, the Company assumed outstanding warrants that were previously issued in a private placement and that give the holders thereof the right to purchase an aggregate of 7.8 million shares of the Company’s common stock for $11.50 per share (the “Private Placement Warrants”). The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the common shares issuable upon their exercise will not be transferable, assignable or salable until 30 days after the completion of the Tailwind Two Merger. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable,
except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. During April 2022, the Company filed a registration statement for the registration of the Private Placement Warrants and the shares of common stock issuable upon exercise of the Private Placement Warrants.
Equity-classified Warrants
Detachable Warrants
During the three months ended March 31, 2021, warrants issued by Legacy Terran Orbital in connection with the extinguishment of convertible notes (the “Detachable Warrants”) were recognized at a fair value of $68.4 million in additional paid-in
capital in the condensed consolidated balance sheets and as a component of loss on extinguishment of debt in the condensed consolidated statements of operations and comprehensive loss. The issuance costs related to the Detachable Warrants totaled $2.3 million and were recognized in additional capital in the consolidated balance sheets and as financing cash flows in the consolidated statements of cash flows.
As part of the Tailwind Two Merger, all of the Detachable Warrants were ultimately net settled into approximately 22.3 million shares of the Terran
Orbital
Corporation’s common stock.

Note 6 Warrants and Derivatives
The Company’s warrants and derivatives consist of freestanding financial instruments issued in connection with the Company’s debt and equity financing transactions. The Company does not have any derivatives designated as hedging instruments.
For each freestanding financial instrument, the Company evaluates whether it represents a liability-classified financial instrument within the scope of
ASC 480 Distinguishing Liabilities
(“ASC 480”), or either a liability-classified or equity-classified financial instrument within the scope of
ASC 815 Derivatives and Hedging
(“ASC 815”).
Warrants and derivatives classified as liabilities are recognized at fair value in the consolidated balance sheets and are remeasured at fair value as of each reporting period with changes in fair value recorded in the consolidated statements of operations and comprehensive loss. Warrants and derivatives classified as equity are recognized at fair value in additional paid-in
capital in the consolidated balance sheets and are not subsequently remeasured.
Liability-classified Warrants and Derivatives
The fair values of liability-classified warrants and derivatives recorded in warrant liabilities on the consolidated balance sheets as of December 31, 2021 were as follows:

(in thousands, except share amounts)	Number of Issuable Shares	Issuance	Maturity	Fair Value
Inducement Warrants	17,230	March 2021	March 2041	$5,631

Warrant liabilities				$5,631

The fair values of liability-classified warrants and derivatives recorded in accrued expenses and other current liabilities on the consolidated balance sheets as of December 31, 2021 were as follows:

(in thousands)	Fair Value
FP Pre-Combination Warrants	$2,546
Pre-Combination Warrants	849
FP Combination Warrants	27,682
Combination Warrants	7,602
FP Combination Equity	24,110
Combination Equity	5,729

Current warrant and derivative liabilities	$68,518

The changes in fair value of liability-classified warrants and derivatives during 2021 were as follows:

(in thousands)	Current Warrant and Derivative Liabilities	Warrant Liabilities	Total
Beginning balance	$—	$—	$—
Initial recognition from discount on debt	14,240	2,519	16,759
Initial recognition from deferred debt commitment costs	42,247	—	42,247
Initial recognition from loss on extinguishment of debt	15,002	1,857	16,859
Change in fair value of warrant and derivative liabilities	(2,971)	1,255	(1,716)

Ending balance	$68,518	$5,631	$74,149

Inducement Warrants
In connection with the issuance of the Senior Secured Notes due 2026, the Company issued warrants to the note holders to purchase 0.34744% of the Company’s common stock for $0.01 per share or to receive a cash payment of approximately $7 million if the warrants are not exercised prior to maturity or repayment of the Senior Secured Notes due 2026 (the “Inducement Warrants”). The Inducement Warrants were recognized at a fair value of $4.4 million in the consolidated balance sheets, of which $2.5 million were recognized as discount on debt from the issuance of the Senior Secured Notes due 2026 and $1.9 million were recognized as a component of loss on extinguishment of debt in connection with the extinguishment of the Convertible Notes due 2028. The issuance costs related to the Inducement warrants were not material.
In connection with the Merger Agreement, holders of the Inducement Warrants were entitled to receive an additional 0.18708% of the Company’s common stock immediately prior to the Tailwind Two Merger in exchange for waiving their cash redemption rights. As part of the Tailwind Two Merger, all of the Inducement Warrants were net settled into 25,190 thousand shares of the Company’s common stock prior to the exchange into New Terran Orbital common stock.
Francisco Partners Warrants and Derivatives
As part of the Francisco Partners Facility, the Company issued warrants to Francisco Partners to purchase 1.5% of the fully diluted shares of the Company’s common stock for $0.01 per share, exercisable within 30 days following the termination of the Merger Agreement (the “FP
Pre-Combination
Warrants”). The FP
Pre-Combination
Warrants were recognized at a fair value of $2.5 million in the consolidated balance sheets, a portion of which were recognized as a discount on debt from the issuance of the
Pre-Combination
Notes and the remainder as deferred debt commitment costs in prepaid expenses and other current assets on the consolidated balance sheets. The FP
Pre-Combination
Warrants terminated unexercised upon consummation of the Tailwind Two Merger pursuant to contractual provisions.
As additional consideration for the Francisco Partners Facility, the Company committed to the issuance of (i) an equity grant package equal to 1.5% of the fully diluted shares of New Terran Orbital’s common stock outstanding as of immediately following the closing of the Tailwind Two Merger, plus an additional 1.0 million shares of New Terran Orbital common stock (the “FP Combination Equity”), and (ii) warrants to purchase 5.0% of New Terran Orbital’s common stock on a fully diluted basis as of immediately following the closing of the Tailwind Two Merger at a strike price of $10.00 per share, redeemable at the option of Francisco Partners for $25 million on the third anniversary of the closing of the Tailwind Two Merger (the “FP Combination Warrants”). The FP Combination Equity and the FP Combination Warrants were contingently issuable upon closing of the Tailwind Two Merger. The FP Combination Equity and the FP Combination Warrants were recognized at a fair value of $25 million and $29 million, respectively, in accrued expenses and other current liabilities on the consolidated balance sheets, a portion of which were recognized as a discount on debt from the issuance of the
Pre-Combination
Notes and the remainder as deferred debt commitment costs in prepaid expenses and other current assets on the consolidated balance sheets.
The issuance costs related to the FP
Pre-Combination
Warrants, FP Combination Equity, and FP Combination Warrants totaled $429 thousand and were expensed as a component of other (income) expense in the consolidated statements of operations and comprehensive loss and included as operating cash flows in the consolidated statements of cash flows.
As consideration for the amendment to the FP Note Purchase Agreement on March 25, 2022, Francisco Partners received an additional 1.9 million shares of New Terran Orbital’s common stock, of which 425,000 shares were provided by sponsor shares of Tailwind Two.
In connection with the Tailwind Two Merger, approximately 5.2 million shares of New Terran Orbital common stock were issued related to the FP Combination Equity, inclusive of the incremental
1.9
 million shares from the March 25, 2022 amendment, and 8.3 million warrants were issued related to the FP Combination Warrants.
Pre-Combination
and Combination Warrants and Derivatives
Upon funding of the
Pre-Combination
Notes, and in connection with the amendment to the Senior Secured Notes due 2026 note purchase agreement, the Company issued warrants to each of Lockheed Martin and Beach Point to purchase 0.25% of the fully diluted shares of the Company’s common stock for $0.01 per share on the same valuation and terms and conditions as the FP
Pre-Combination
Warrants (the
“Pre-Combination
Warrants”). The
Pre-Combination
Warrants were recognized at a fair value of $827 thousand in the consolidated balance sheets and as a component of loss on extinguishment of debt in the consolidated statements of operations and comprehensive loss. The
Pre-Combination
Warrants terminated unexercised upon consummation of the Tailwind Two Merger pursuant to contractual provisions.
In connection to the Merger Agreement and the Rollover Debt, the Company committed to each of Lockheed Martin and Beach Point the issuance of (i) an equity grant package equal to 0.25% of the fully diluted shares of New Terran Orbital’s common stock outstanding as of immediately following the closing of the Tailwind Two
Merger (the “Combination Equity”), and (ii) warrants to purchase 0.83333% of New Terran Orbital’s common stock on a fully diluted basis as of immediately following the closing of the Tailwind Two Merger at a strike price of $10.00 per share with a term of 5 years (the “Combination Warrants”). The Combination Equity and the Combination Warrants were contingently issuable upon closing of the Tailwind Two Merger. The Combination Equity and the Combination Warrants were recognized at fair values of $6.0 million and $8.1 million, respectively, in accrued expenses and other current liabilities on the consolidated balance sheets and as a component of loss on extinguishment of debt in the consolidated statements of operations and comprehensive loss.
The issuance costs related to the
Pre-Combination
Warrants, Combination Warrants, and Combination equity were not material.
As consideration for the amendment to the Senior Secured Notes due 2026 note purchase agreement on March 25, 2022, Beach Point received an additional 2.4 million shares of New Terran Orbital’s common stock, of which 100,000 shares were provided by sponsor shares of Tailwind Two.
In connection with the Tailwind Two Merger, approximately 3.2 million shares of New Terran Orbital common stock were issued related to the Combination Equity, inclusive of the incremental 2.4 million shares to Beach Point from the March 25, 2022 amendment, and 2.8 million warrants were issued related to the Combination Warrants.
Equity-classified Warrants
Detachable Warrants
In connection with the extinguishment of the Convertible Notes due 2028, the Company issued detachable warrants to the note holders to purchase 943,612 shares of common stock at an average exercise price of $39.06 and an expiration date of July 23, 2028 (the “Detachable Warrants”). The Detachable Warrants were recognized at a fair value of $68.4 million in additional paid-in
capital in the consolidated balance sheets and as a component of loss on extinguishment of debt in the consolidated statements of operations and comprehensive loss. The issuance costs related to the Detachable Warrants totaled $2.3 million and were recognized in additional paid-in
capital in the consolidated balance sheets and as financing cash flows in the consolidated statements of cash flows.
As part of the Tailwind Two Merger, all of the Detachable Warrants were net settled into 809,992 shares of the Company’s common stock prior to the exchange into New Terran Orbital common stock.
The Company estimated the fair value of the Detachable Warrants using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model considers the estimated fair value of the Company’s common stock as well as the expected term of the instrument of 7.4 years, the expected volatility of 103%, the expected dividend yield of zero and the risk-free interest rate of 1.15%. In the absence of a public market for the Company’s common stock, the valuation of the Company’s common stock has been determined using an option pricing model. Refer to Note 7 “Fair Value of Financial Instruments” for further discussion regarding the valuation of the Company’s common stock using an option pricing model.